Accounts Receivable	12 Months Ended
Aug. 31, 2022
Trade and other current receivables [abstract]
Accounts Receivable
3.	ACCOUNTS RECEIVABLE

	2022 $	2021 $

Subscriber and trade receivables	362	362
Miscellaneous receivables	37	17

	399	379
Less allowance for doubtful accounts (note 30)	(67)	(78)

	332	301

Included in operating, general and administrative expenses is a provision for doubtful accounts of $28 (2021 – $25).